Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - Licensed digital assets [Member] - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Intangible Assets, Net [Line Items]
Gross carrying amount	$ 30,798,258	$ 6,918,572
Accumulated amortization	(2,045,337)	(412,780)
Intangible assets, net	$ 28,752,921	$ 6,505,792